Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: December 10, 2025

Payment Date	12/15/2025
Collection Period Start	11/1/2025
Collection Period End	11/30/2025
Interest Period Start	11/17/2025
Interest Period End	12/14/2025

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$—	$—	$—	—	May-26
Class A-3 Notes	$209,317,172.62	$19,057,287.28	$190,259,885.34	0.400547	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$348,697,172.62	$19,057,287.28	$329,639,885.34

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$382,206,580.27	$361,097,929.74	0.241418
YSOC Amount	$30,118,206.27	$28,066,843.02
Adjusted Pool Balance	$352,088,374.00	$333,031,086.72
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$—	5.20000%	30/360	$—
Class A-3 Notes	$209,317,172.62	4.87000%	30/360	$849,478.86
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$348,697,172.62			$1,430,489.86

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$382,206,580.27	$361,097,929.74
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$352,088,374.00	$333,031,086.72
Number of Receivables Outstanding	33,170	32,421
Weighted Average Contract Rate	3.96%	3.97%
Weighted Average Remaining Term (months)	28.1	27.2

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,214,077.77
Principal Collections	$20,842,754.86
Liquidation Proceeds	$168,495.71
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$22,225,328.34
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$22,225,328.34

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$318,505.48	$318,505.48	$—	$—	$21,906,822.86
Interest - Class A-1 Notes	$—	$—	$—	$—	$21,906,822.86
Interest - Class A-2 Notes	$—	$—	$—	$—	$21,906,822.86
Interest - Class A-3 Notes	$849,478.86	$849,478.86	$—	$—	$21,057,344.00
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$20,665,834.00
First Allocation of Principal	$—	$—	$—	$—	$20,665,834.00
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$20,608,543.00
Second Allocation of Principal	$—	$—	$—	$—	$20,608,543.00
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$20,547,975.00
Third Allocation of Principal	$2,106,085.90	$2,106,085.90	$—	$—	$18,441,889.10
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,370,247.10
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$4,810,247.10
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,810,247.10
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,419,045.72
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,419,045.72
Remaining Funds to Certificates	$1,419,045.72	$1,419,045.72	$—	$—	$—
Total	$22,225,328.34	$22,225,328.34	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$30,118,206.27
Increase/(Decrease)	$(2,051,363.25)
Ending YSOC Amount	$28,066,843.02

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$352,088,374.00	$333,031,086.72
Note Balance	$348,697,172.62	$329,639,885.34
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.07%	19	$265,895.67
Liquidation Proceeds of Defaulted Receivables[2]	0.05%	168	$168,495.71
Monthly Net Losses (Liquidation Proceeds)			$97,399.96
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.10%
Second Preceding Collection Period			0.48%
Preceding Collection Period			0.03%
Current Collection Period			0.31%
Four-Month Average Net Loss Ratio			0.23%
Cumulative Net Losses for All Periods			$4,687,544.59
Cumulative Net Loss Ratio			0.31%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.54%	120	$1,952,135.18
60-89 Days Delinquent	0.16%	35	$588,523.90
90-119 Days Delinquent	0.06%	14	$205,739.67
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.76%	169	$2,746,398.75

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		6	$66,551.65
Total Repossessed Inventory		10	$202,438.45

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		49	$794,263.57
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.26%
Second Preceding Collection Period			0.22%
Preceding Collection Period			0.22%
Current Collection Period			0.22%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of November 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.74	0.20%	48	0.15%